CONVERTIBLE PROMISSORY NOTES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Convertible promissory notes payable
$
Balance, December 31, 2018	648,851

Issuances	509,848
Repayments	(33,058)
Conversions to Common Shares	(414,009)
Interest Accrual Adjustment	(18,463)
Unrealized Foreign Exchange Adjustment	(17,438)

Balance, June 30, 2019	675,731